BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Computer equipment	3 to 5 years
Office furniture and fixtures	5 to 7 years

Schedule of liabilities recorded at fair value on a recurring basis
		Fair Value Measurements
	Total	Level 1	Level 2	Level 3

Liabilities
Contingent consideration liability
recorded for business combinations	$1,346	$-	$-	$1,346

Schedule of changes in fair value of contingent consideration

Contingent consideration

Balance at December 31, 2011	$-
Apex earn-out	1,033
Apex bonus consideration	153
Illume Mobile earn-out	107
Changes in fair value	-
Effect of currency translation	53
Balance at December 31, 2012	$1,346